MERRILL LYNCH
                           SMALL CAP VALUE
                           FUND, INC.

                           [GRAPHIC OMITTED]

                  STRATEGIC
                           Performance

                           Semi-Annual Report
                           September 30, 2000

                    MERRILL LYNCH SMALL CAP VALUE FUND, INC.

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
Jack B. Sunderland, Director/Trustee
Stephen B. Swensrud, Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Arthur Zeikel, Director/Trustee
Robert E. Doll, Jr., Senior Vice President
Daniel V. Szemis, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

DEAR SHAREHOLDER

On July 1, 2000, Merrill Lynch Special Value Fund, Inc. changed its name to Merrill Lynch Small Cap Value Fund, Inc. The Fund's management believes that the new name better reflects the Fund's main investment strategies. The change in the Fund's name does not connote a change in its investment objective, which remains the same: to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that Fund management believes have special investment value and emerging growth companies regardless of size.

During the six months ended September 30, 2000, Merrill Lynch Small Cap Value Fund, Inc. outperformed the unmanaged Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were +9.20%, +8.56%, +8.63% and +9.02%, respectively, compared to the total return of -2.72% for the unmanaged Russell 2000 Index. (Investment results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

Portfolio Matters

The positive performance run of small-capitalization stocks ended with the growth stock collapse that began in March. This led to the 2.72% loss during the six-month period ended September 30, 2000 for the Russell 2000 Index, a widely followed measure of small-capitalization stock performance. Large-capitalization stocks performed about the same as small caps, as the Dow Jones Industrial Average and the unmanaged Standard & Poor's 500 (S&P 500) Index posted returns of -1.73% and -3.60%, respectively, for the six-month period ended September 30, 2000. As we speculated in our March 31, 2000 annual report to shareholders, the divergence in performance between value and growth stocks has continued in favor of value stocks following the mid-March technology stock sell-off. This divergence is evident in the style-specific Russell small-capitalization indexes. Value small cap stocks in the Russell 2000 Index gained 9.44% for the six-month period ended September 30, 2000, while growth small cap stocks in the Russell 2000 Index declined 11.05%. Some of these growth small cap stocks declined to levels that meet our out-of-favor valuation screen criteria and are under consideration as potential investments for the Fund. However, there are still quite a few growth stocks that have not yet declined to what we believe to be reasonable valuation levels, and it is possible that the overall market may fall further as the revaluation process continues.

During the six months ended September 30, 2000, the Fund's performance benefited from strong stock selection in the consumer discretionary, technology, and financial services sectors. Our underweighted position in the healthcare sector negatively influenced performance for the period, as healthcare stocks were the strongest performing group in the Russell 2000. The Fund was a net seller of consumer discretionary, consumer staples, and financial services stocks during the period, as several stocks met our price objectives or were the subject of takeover activity. Purchases were made in the technology, materials and processing, and producer durables sectors, based on attractive valuations and favorable company-specific fundamentals.

Individual stocks that most benefited the Fund's results included WMS Industries, Inc., Orthodontic Centers of America, Inc., and Panera Bread Company. The stock price of WMS Industries, a leading slot machine developer, appreciated significantly as a result of new product announcements and strong results driven by favorable market conditions and market share gains. The share price of Orthodontic Centers of America, Inc. rose throughout the period because of continuing strong earnings growth and favorable published financial analyst reports commenting on the company's excellent fundamental outlook. Panera Bread Company, a fast-growing restaurant franchise concept, enjoyed a dramatic upward move in its stock price because of strong earnings growth and the introduction of research coverage and buy recommendations by several financial analysts.

Fund performance was hindered by investments in Sykes Enterprises, Incorporated, and InterVoice-Bright, Inc. Sykes Enterprises, a provider of information technology outsourcing services, saw its stock drop after the company announced a weak sales outlook and disappointing earnings expectations. We are continuing to hold our shares in Sykes Enterprises, which was a recent purchase, with the expectation that the company's problems are temporary. InterVoice-Bright, Inc., a telecommunications solutions provider, also suffered a stock decline because of downward revised expectations. We sold half of our InterVoice-Bright holdings at a significant profit prior to the collapse of the stock, and reduced our position further after the stock doubled from its lowest level following the profit warning.

At September 30, 2000, the Fund was underweighted in the financial services and healthcare sectors, and overweighted in the consumer discretionary and materials & processing sectors, compared to the Russell 2000 Index sector weights. The Fund's sector weights are consistent with our investment philosophy of investing in the stocks of small companies that are out of favor with investors. Healthcare and financial services stocks have performed well during the past six months. Consequently, relatively few stocks in those sectors are trading at the low end of their historical valuation ranges. Consumer discretionary and producer durables stocks have performed poorly for some time and a significant number of stocks in those sectors meet our valuation criteria. At September 30, 2000, the Fund had a higher-than-usual 13.9% of assets in cash, as a result of the sale of several strong performing stocks. We held off deploying the cash position because of a lack of compelling new investment ideas and to prepare for the seasonal weakness that often occurs in out-of-favor small cap stocks prior to the end of October from institutional tax loss selling.

In Conclusion

We are pleased that our investment style and process has continued to produce favorable returns for the Fund during the past six months. Throughout the period, sentiment alternated between optimism and pessimism, and investor favor vacillated between growth and value stocks. The recent decline in the market has brought a number of new investment opportunities to our attention. Valuations for many small-capitalization stocks appear attractive to us, though the decelerating economic backdrop presents risk for stocks that have not yet declined sufficiently to reflect the economic slowdown. Although the investment environment is likely to continue to be volatile, we have a positive long-term outlook for the Fund's current holdings.

We thank you for your continued investment in Merrill Lynch Small Cap Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and
Portfolio Manager

November 6, 2000


                                     2 & 3

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

PROXY RESULTS

During the six-month period ended September 30, 2000, Merrill Lynch Small Cap Value Fund, Inc.'s shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 17, 2000. The description of each proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                       Shares Voted
                                                                                            For
---------------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:        Terry K. Glenn                        43,131,921
                                                  M. Colyer Crum                        43,122,278
                                                  Laurie S. Hodrick                     43,135,785
                                                  Jack S. Sunderland                    43,119,099
                                                  Stephen B. Swensrud                   43,131,528
                                                  J. Thomas Touchton                    43,134,503
                                                  Fred G. Weiss                         43,140,329
                                                  Arthur Zeikel                         43,107,767
---------------------------------------------------------------------------------------------------------------------------
                                                                               Shares Voted    Shares Voted    Shares Voted
                                                                                   For           Against         Abstain
---------------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
independent auditors for the current fiscal year.                               42,266,185        649,462       2,404,282
---------------------------------------------------------------------------------------------------------------------------
3. To convert the Fund to "master/feeder" structure.                            39,189,462      2,458,330       3,672,137
---------------------------------------------------------------------------------------------------------------------------
4. To clarify the Investment Advisory and Administrative Agreement.             39,739,504      2,141,837       3,438,588
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                               Ten Years/
                                                                       6 Month            12 Month          Since Inception
As of September 30, 2000                                            Total Return        Total Return         Total Return
============================================================================================================================
ML Small Cap Value Fund, Inc. Class A Shares*                           +9.20%             +44.44%              +494.29%
----------------------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class B Shares*                           +8.56              +42.91               +436.36
----------------------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class C Shares*                           +8.63              +42.94               +166.46
----------------------------------------------------------------------------------------------------------------------------
ML Small Cap Value Fund, Inc. Class D Shares*                           +9.02              +44.03               +179.20
----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                                    -2.72              +28.39           +377.97/+124.04
============================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares, respectively.
** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.


                                     4 & 5

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                           % Return Without      % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 9/30/00                          +44.44%             +36.86%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                        +18.92              +17.64
--------------------------------------------------------------------------------
Ten Years Ended 9/30/00                         +19.51              +18.87
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                               % Return             % Return
                                              Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 9/30/00                          +42.91%             +38.91%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                        +17.69              +17.69
--------------------------------------------------------------------------------
Ten Years Ended 9/30/00                         +18.29              +18.29
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return             % Return
                                              Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 9/30/00                          +42.94%             +41.94%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                        +17.69              +17.69
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                                 +17.92              +17.92
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return Without      % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 9/30/00                          +44.03%             +36.47%
--------------------------------------------------------------------------------
Five Years Ended 9/30/00                        +18.63              +17.36
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/00                                 +18.85              +17.78
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.      As of September 30, 2000
===================================================================================================================================
Assets:         Investment in a Master Small Cap Value Trust, at value (identified
                  cost--$1,336,573,463) .........................................................                    $1,421,450,413
                Prepaid registration fees and other assets ......................................                            60,606
                                                                                                                     --------------
                Total assets ....................................................................                     1,421,511,019
                                                                                                                     --------------
===================================================================================================================================
Liabilities:    Payables:
                  Distributor ...................................................................  $      546,407
                  Administrator .................................................................         282,327           828,734
                                                                                                   --------------
                Accrued expenses and other liabilities ..........................................                         1,244,821
                                                                                                                     --------------
                Total liabilities ...............................................................                         2,073,555
                                                                                                                     --------------
===================================================================================================================================
Net Assets:     Net assets ......................................................................                    $1,419,437,464
                                                                                                                     ==============
===================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                    $    2,751,403
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                         2,663,851
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                           483,834
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ...                           770,110
                Paid-in capital in excess of par ................................................                     1,229,469,973
                Undistributed investment income--net ............................................                         7,712,678
                Undistributed realized capital gains on investments from the Trust--net .........                        90,708,665
                Unrealized appreciation on investments from the Trust--net ......................                        84,876,950
                                                                                                                     --------------
                Net assets ......................................................................                    $1,419,437,464
                                                                                                                     ==============
===================================================================================================================================
Net Asset       Class A--Based on net assets of $605,485,096 and 27,514,028 shares outstanding ..                    $        22.01
Value:                                                                                                               ==============
                Class B--Based on net assets of $547,283,625 and 26,638,513 shares outstanding ..                    $        20.54
                                                                                                                     ==============
                Class C--Based on net assets of $97,966,603 and 4,838,337 shares outstanding ....                    $        20.25
                                                                                                                     ==============
                Class D--Based on net assets of $168,702,140 and 7,701,100 shares outstanding ...                    $        21.91
                                                                                                                     ==============
===================================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.      For the Six Months Ended September 30, 2000+
===================================================================================================================================
Investment      Dividends .......................................................................                    $    4,386,892
Income:         Interest and discount earned ....................................................                         1,831,883
                Investment income allocated from the Trust ......................................                         1,422,933
                Expenses allocated from the Trust ...............................................                          (621,148)
                                                                                                                     --------------
                Total income and net investment income from the Trust ...........................                         7,020,560
                                                                                                                     --------------
===================================================================================================================================
Expenses:       Investment advisory fees ........................................................  $    3,918,636
                Account maintenance and distribution fees--Class B ..............................       2,552,374
                Transfer agent fees--Class A ....................................................         570,981
                Transfer agent fees--Class B ....................................................         549,762
                Account maintenance and distribution fees--Class C ..............................         391,171
                Administration fee ..............................................................         282,327
                Account maintenance fees--Class D ...............................................         195,504
                Transfer agent fees--Class D ....................................................         168,264
                Transfer agent fees--Class C ....................................................          83,192
                Registration fees ...............................................................          76,842
                Printing and shareholder reports ................................................          69,480
                Professional fees ...............................................................          45,665
                Custodian fees ..................................................................          28,124
                Accounting services .............................................................          27,910
                Directors' fees and expenses ....................................................          15,417
                Other ...........................................................................           7,995
                                                                                                   --------------
                Total expenses ..................................................................                         8,983,644
                                                                                                                     --------------
                Investment loss--net ............................................................                        (1,963,084)
                                                                                                                     --------------
===================================================================================================================================
Realized &      Realized gain from:
Unrealized Gain   Investments--net ..............................................................      81,050,347
(Loss) from       The Trust--net ................................................................      20,593,272       101,643,619
Investments and                                                                                    --------------
The Trust--Net: Change in unrealized appreciation/depreciation from:
                  Investments--net ..............................................................     (72,715,130)
                  The Trust--net ................................................................      84,876,950        12,161,820
                                                                                                   --------------    --------------
                Net Increase in Net Assets Resulting from Operations ............................                    $  111,842,355
                                                                                                                     ==============
===================================================================================================================================

+ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six         For the
SMALL CAP VALUE                                                                                     Months Ended       Year Ended
FUND, INC.      Increase (Decrease) in Net Assets:                                                 Sept. 30, 2000+   March 31, 2000
===================================================================================================================================
Operations:     Investment loss--net ............................................................  $   (1,963,084)   $   (6,373,731)
                Realized gain from investments and the Trust--net ...............................     101,643,619       185,241,778
                Change in unrealized appreciation/depreciation on investments and
                  the Trust--net ................................................................      12,161,820       242,691,398
                                                                                                   --------------    --------------
                Net increase in net assets resulting from operations ............................     111,842,355       421,559,445
                                                                                                   --------------    --------------
===================================================================================================================================
Distributions   Realized gain on investments--net:
to Shareholders:  Class A .......................................................................     (63,914,109)      (40,545,567)
                  Class B .......................................................................     (63,513,284)      (43,612,826)
                  Class C .......................................................................      (9,870,661)       (4,788,746)
                  Class D .......................................................................     (18,187,830)      (11,320,549)
                                                                                                   --------------    --------------
                Net decrease in net assets resulting from distributions to shareholders .........    (155,485,884)     (100,267,688)
                                                                                                   --------------    --------------
===================================================================================================================================
Capital Share   Net increase in net assets derived from capital share transactions ..............     240,406,121       125,287,960
Transactions:                                                                                      --------------    --------------
===================================================================================================================================
Net Assets:     Total increase in net assets ....................................................     196,762,592       446,579,717
                Beginning of period .............................................................   1,222,674,872       776,095,155
                                                                                                   --------------    --------------
                End of period* ..................................................................  $1,419,437,464    $1,222,674,872
                                                                                                   ==============    ==============
===================================================================================================================================
                * Undistributed investment income--net ..........................................  $    7,712,678    $    9,675,762
                                                                                                   ==============    ==============
===================================================================================================================================

+ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                                      8 & 9

                   Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

FINANCIAL HIGHLIGHTS

                                                                                           Class A+
                                                                   -----------------------------------------------------------
                                                                     For the
                The following per share data and ratios have           Six
                been derived from information provided                Months
MERRILL LYNCH   in the financial statements.                          Ended                For the Year Ended March 31,
SMALL CAP VALUE                                                      Sept. 30,    --------------------------------------------
FUND, INC.      Increase (Decrease) in Net Asset Value:              2000++++        2000        1999        1998        1997
==============================================================================================================================
Per Share       Net asset value, beginning of period ............  $    22.87     $  16.27    $  22.03    $  17.59    $  17.77
Operating                                                          ----------     --------    --------    --------    --------
Performance:    Investment income (loss)--net ...................         .02         (.02)       (.02)       (.03)        .06
                Realized and unrealized gain (loss) from
                  investments and the Trust--net ................        1.92         8.84       (4.66)       7.20        3.01
                                                                   ----------     --------    --------    --------    --------
                Total from investment operations ................        1.94         8.82       (4.68)       7.17        3.07
                                                                   ----------     --------    --------    --------    --------
                Less dividends and distributions:
                  Investment income--net ........................          --           --          --          --        (.06)
                  Realized gain on investments--net .............       (2.80)       (2.22)      (1.08)      (2.73)      (3.19)
                                                                   ----------     --------    --------    --------    --------
                Total dividends and distributions ...............       (2.80)       (2.22)      (1.08)      (2.73)      (3.25)
                                                                   ----------     --------    --------    --------    --------
                Net asset value, end of period ..................  $    22.01     $  22.87    $  16.27    $  22.03    $  17.59
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Total           Based on net asset value per share ..............        9.20%++     57.29%     (22.17%)     43.18%      17.62%
Investment                                                         ==========     ========    ========    ========    ========
Return:**
==============================================================================================================================
Ratios to       Expenses++ ......................................         .94%*       1.08%       1.08%       1.02%       1.10%
Average                                                            ==========     ========    ========    ========    ========
Net Assets:     Investment income (loss)--net ...................         .19%*       (.12%)      (.10%)      (.13%)       .34%
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ........  $  605,485     $491,855    $276,957    $396,198    $223,492
Data:                                                              ==========     ========    ========    ========    ========
                Portfolio turnover ..............................          --        89.18%      57.82%      67.02%      97.87%
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
                                                                                             Class B+
                                                                   -----------------------------------------------------------
                                                                     For the
                The following per share data and ratios have           Six
                been derived from information provided                Months
MERRILL LYNCH   in the financial statements.                          Ended                For the Year Ended March 31,
SMALL CAP VALUE                                                      Sept. 30,    --------------------------------------------
FUND, INC.      Increase (Decrease) in Net Asset Value:              2000++++        2000        1999        1998        1997
==============================================================================================================================
Per Share       Net asset value, beginning of period ............  $    21.59     $  15.37    $  21.03    $  16.91    $  17.21
Operating                                                          ----------     --------    --------    --------    --------
Performance:    Investment loss--net ............................        (.08)        (.21)       (.20)       (.23)       (.12)
                Realized and unrealized gain (loss) from
                 investments and the Trust--net .................        1.77         8.35       (4.43)       6.90        2.90
                                                                   ----------     --------    --------    --------    --------
                Total from investment operations ................        1.69         8.14       (4.63)       6.67        2.78
                                                                   ----------     --------    --------    --------    --------
                Less dividends and distributions:
                  Investment income--net ........................          --           --          --          --          --
                  Realized gain on investments--net .............       (2.74)       (1.92)      (1.03)      (2.55)      (3.08)
                                                                   ----------     --------    --------    --------    --------
                Total dividends and distributions ...............       (2.74)       (1.92)      (1.03)      (2.55)      (3.08)
                                                                   ----------     --------    --------    --------    --------
                Net asset value, end of period ..................  $    20.54     $  21.59    $  15.37    $  21.03    $  16.91
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Total           Based on net asset value per share ..............        8.56%+++    55.72%     (22.96%)     41.72%      16.44%
Investment                                                         ==========     ========    ========    ========    ========
Return:**
==============================================================================================================================
Ratios to       Expenses++ ......................................        1.95%*       2.11%       2.10%       2.05%       2.13%
Average                                                            ==========     ========    ========    ========    ========
Net Assets:     Investment loss--net ............................        (.82%)*     (1.14%)     (1.12%)     (1.16%)      (.68%)
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ........  $  547,284     $511,780    $378,610    $611,364    $337,716
Data:                                                              ==========     ========    ========    ========    ========
                Portfolio turnover ..............................          --        89.18%      57.82%      67.02%      97.87%
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
                                                                                            Class C+
                                                                   -----------------------------------------------------------
                                                                     For the
                The following per share data and ratios have           Six
                been derived from information provided                Months
MERRILL LYNCH   in the financial statements.                          Ended                For the Year Ended March 31,
SMALL CAP VALUE                                                      Sept. 30,    --------------------------------------------
FUND, INC.      Increase (Decrease) in Net Asset Value:              2000++++        2000        1999        1998        1997
==============================================================================================================================
Per Share       Net asset value, beginning of period ............  $    21.32     $  15.21    $  20.83    $  16.77    $  17.10
Operating                                                          ----------     --------    --------    --------    --------
Performance:    Investment loss--net ............................        (.09)        (.21)       (.20)       (.23)       (.13)
                Realized and unrealized gain (loss) from
                  investments and the Trust--net ................        1.77         8.25       (4.38)       6.84        2.89
                                                                   ----------     --------    --------    --------    --------
                Total from investment operations ................        1.68         8.04       (4.58)       6.61        2.76
                                                                   ----------     --------    --------    --------    --------
                Less dividends and distributions:
                  Investment income--net                                   --           --          --          --          --
                  Realized gain on investments--net .............       (2.75)       (1.93)      (1.04)      (2.55)      (3.09)
                                                                   ----------     --------    --------    --------    --------
                Total dividends and distributions ...............       (2.75)       (1.93)      (1.04)      (2.55)      (3.09)
                                                                   ----------     --------    --------    --------    --------
                Net asset value, end of period ..................  $    20.25     $  21.32    $  15.21    $  20.83    $  16.77
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Total           Based on net asset value per share ..............       8.63%+++     56.98%     (22.99%)     41.74%      16.39%
Investment                                                         ==========     ========    ========    ========    ========
Return:**
==============================================================================================================================
Ratios to       Expenses++ ......................................        1.95%*       2.12%       2.12%       2.06%       2.14%
Average                                                            ==========     ========    ========    ========    ========
Net Assets:     Investment loss--net ............................        (.83%)*     (1.16%)     (1.14%)     (1.17%)      (.70%)
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ........  $   97,966     $ 67,390    $ 38,249    $ 70,159    $ 31,182
Data:                                                              ==========     ========    ========    ========    ========
                Portfolio turnover ..............................          --        89.18%      57.82%      67.02%      97.87%
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Includes the Fund's share of the Trust's allocated expenses.
+++   Aggregate total investment return.
++++ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                                     10 & 11

                   Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                      Class D+
                                                                   -----------------------------------------------------------
                                                                     For the
                The following per share data and ratios have           Six
                been derived from information provided                Months
MERRILL LYNCH   in the financial statements.                          Ended               For the Year Ended March 31,
SMALL CAP VALUE                                                      Sept. 30,    --------------------------------------------
FUND, INC.      Increase (Decrease) in Net Asset Value:              2000++++       2000        1999        1998         1997
==============================================================================================================================
Per Share       Net asset value, beginning of period ............  $    22.80     $  16.19    $  21.97    $  17.56    $  17.74
Operating                                                          ----------     --------    --------    --------    --------
Performance:    Investment income (loss)--net ...................        (.01)        (.07)       (.06)       (.08)        .01
                Realized and unrealized gain (loss) from
                 investments and the Trust--net .................        1.90         8.82       (4.65)       7.18        3.02
                                                                   ----------     --------    --------    --------    --------
                Total from investment operations ................        1.89         8.75       (4.71)       7.10        3.03
                                                                   ----------     --------    --------    --------    --------
                Less dividends and distributions:
                  Investment income--net ........................          --           --          --          --        (.04)
                  Realized gain on investments--net .............       (2.78)       (2.14)      (1.07)      (2.69)      (3.17)
                                                                   ----------     --------    --------    --------    --------
                Total dividends and distributions ...............       (2.78)       (2.14)      (1.07)      (2.69)      (3.21)
                                                                   ----------     --------    --------    --------    --------
                Net asset value, end of period ..................  $    21.91     $  22.80    $  16.19    $  21.97 $     17.56
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Total           Based on net asset value per share ..............        9.02%+++    56.98%     (22.37%)     42.80%      17.38%
Investment                                                         ==========     ========    ========    ========    ========
Return:**
==============================================================================================================================
Ratios to       Expenses++ ......................................        1.19%*       1.33%       1.33%       1.27%       1.35%
Average                                                            ==========     ========    ========    ========    ========
Net Assets:     Investment income (loss)--net ...................        (.06%)*      (.37%)      (.35%)      (.39%)       .07%
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================
Supplemental    Net assets, end of period (in thousands) ........  $  168,702     $151,650    $ 82,279    $114,183    $ 40,173
Data:                                                              ==========     ========    ========    ========    ========
                Portfolio turnover ..............................          --        89.18%      57.82%      67.02%      97.87%
                                                                   ==========     ========    ========    ========    ========
==============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Includes the Fund's share of the Trust's allocated expenses.
+++   Aggregate total investment return.
++++ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Small Cap Value Trust, a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Small Cap Value Fund (the "Fund")(formerly Merrill Lynch Special Value Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Master Small Cap Value Trust (the "Trust"), a mutual fund that has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Trust, less all actual and accrued expenses of the Fund determined in conformity with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of
 .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


                                     12 & 13

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP VALUE
FUND, INC.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                      Account      Distribution
                                  Maintenance Fee      Fee
--------------------------------------------------------------------------------
  Class B ........................     .25%            .75%
  Class C ........................     .25%            .75%
  Class D ........................     .25%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                       FAMD        MLPF&S
--------------------------------------------------------------------------------
  Class A ..........................  $  293       $ 4,573
  Class D ..........................  $6,974       $93,189
--------------------------------------------------------------------------------

For the six months ended September 30, 2000, MLPF&S received contingent deferred sales charges of $198,181 and $8,527 relating to transactions in Class B and Class C Shares of the Fund, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $5,601 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the period September 1, 2000 to September 30, 2000 were $1,316,624,430 and $1,446,024, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $240,406,121 and $125,287,960 for the six months ended September 30, 2000 and for the year ended March 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                           Dollar
Ended September 30, 2000                  Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..........................  5,546,495        $122,019,690
Shares issued to shareholders
in reinvestment of distributions .....  2,956,309          61,372,964
                                       ----------        ------------
Total issued .........................  8,502,804         183,392,654
Shares redeemed ...................... (2,490,658)        (54,774,783)
                                       ----------        ------------
Net increase .........................  6,012,146        $128,617,871
                                       ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                 Dollar
Ended March 31, 2000                     Shares             Amount
--------------------------------------------------------------------------------
Shares sold .......................... 10,103,371        $203,331,023
Shares issued to shareholders
in reinvestment of distributions .....  2,039,531          38,805,868
                                       ----------        ------------
Total issued ......................... 12,142,902         242,136,891
Shares redeemed ...................... (7,661,205)       (144,838,770)
                                       ----------        ------------
Net increase .........................  4,481,697        $ 97,298,121
                                       ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                           Dollar
Ended September 30, 2000                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................  3,897,392         $80,273,946
Shares issued to shareholders
in reinvestment of distributions .....  2,997,546          58,242,314
                                       ----------         -----------
Total issued .........................  6,894,938         138,516,260
Automatic conversion of shares .......   (551,094)        (11,475,515)
Shares redeemed ...................... (3,415,275)        (70,455,572)
                                       ----------         -----------
Net increase .........................  2,928,569         $56,585,173
                                       ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended March 31, 2000                      Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..........................   9,098,702     $ 167,159,527
Shares issued to shareholders
in reinvestment of distributions .....   2,221,372        39,948,523
                                       -----------     -------------
Total issued .........................  11,320,074       207,108,050
Automatic conversion of shares .......  (1,227,324)      (22,600,580)
Shares redeemed ...................... (11,018,809)     (200,063,962)
                                       -----------     -------------
Net decrease .........................    (926,059)    $ (15,556,492)
                                       ===========     =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                           Dollar
Ended September 30, 2000                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................  1,522,965         $30,971,997
Shares issued to shareholders
in reinvestment of distributions .....    464,400           8,893,268
                                        ---------         -----------
Total issued .........................  1,987,365          39,865,265
Shares redeemed ......................   (309,299)         (6,306,951)
                                        ---------         -----------
Net increase .........................  1,678,066         $33,558,314
                                        =========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                 Dollar
Ended March 31, 2000                    Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................  1,934,589         $35,243,945
Shares issued to shareholders
in reinvestment of distributions .....    240,541           4,275,572
                                       ----------         -----------
Total issued .........................  2,175,130          39,519,517
Shares redeemed ...................... (1,529,593)        (26,990,092)
                                       ----------         -----------
Net increase .........................    645,537         $12,529,425
                                       ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                           Dollar
Ended September 30, 2000                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................  1,172,322         $25,609,133
Automatic conversion of shares .......    520,002          11,475,515
Shares issued to shareholders
in reinvestment of distributions .....    811,297          16,777,627
                                       ----------         -----------
Total issued .........................  2,503,621          53,862,275
Shares redeemed ...................... (1,454,633)        (32,217,512)
                                       ----------         -----------
Net increase .........................  1,048,988         $21,644,763
                                       ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                 Dollar
Ended March 31, 2000                     Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..........................  2,260,570         $44,449,029
Automatic conversion of shares .......  1,162,848          22,600,580
Shares issued to shareholders
in reinvestment of distributions .....    555,550          10,538,920
                                       ----------         -----------
Total issued .........................  3,978,968          77,588,529
Shares redeemed ...................... (2,407,493)        (46,571,623)
                                       ----------         -----------
Net increase .........................  1,571,475         $31,016,906
                                       ==========         ===========
--------------------------------------------------------------------------------


                                   14 & 15

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Master Small Cap Value Trust

                             Shares                                                                            Percent of
Sector*                       Held                         Stocks                      Cost           Value    Net Assets
=========================================================================================================================
Auto & Transportation       204,750   ArvinMeritor, Inc.                          $  5,064,323    $  3,007,266    0.2%
                            498,400   CNF Transportation, Inc.                      14,913,560      11,089,400    0.8
                            469,900   Circle International Group, Inc.               9,422,544      14,214,475    1.0
                            803,000  +Fritz Companies, Inc.                          7,882,253       9,636,000    0.7
                            185,200  +Gentex Corporation                             3,000,336       4,630,000    0.3
                          1,019,700  +Keystone Automotive Industries, Inc. (c)       9,864,743       4,907,306    0.4
                          1,744,400  +Miller Industries, Inc.                       11,515,625       1,635,375    0.1
                            188,000  +Tower Automotive, Inc.                         3,064,058       1,762,500    0.1
                                                                                   -----------     -----------   ----
                                                                                    64,727,442      50,882,322    3.6
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary      308,100  +ACNielsen Corporation                          5,843,350       7,336,631    0.5
                          2,266,800  +APAC Customer Services, Inc.                  11,387,622      12,042,375    0.9
                              1,317   Adrienne Arpel, Inc. (Preferred)                       0          28,157    0.0
                            560,900  +Ambassadors International, Inc.                7,100,702      10,481,819    0.7
                            606,200  +BI, Incorporated (c)                           5,500,558       4,982,206    0.4
                            556,900  +Boron, LePore & Associates, Inc.               7,575,025       5,708,225    0.4
                          1,293,500  +Buffets, Inc.                                 12,552,401      17,785,625    1.3
                            511,900   Dover Downs Entertainment, Inc.                6,283,444       6,878,656    0.5
                             77,000   Ethan Allen Interiors, Inc.                    1,856,299       2,180,062    0.2
                            218,600   G & K Services, Inc. (Class A)                 4,799,192       6,134,463    0.4
                          1,742,250  +HA-LO Industries, Inc.                        12,895,180       6,969,000    0.5
                             25,000   Harte Hanks, Inc.                                617,770         681,250    0.1
                            412,600   IKON Office Solutions, Inc.                    2,900,873       1,624,613    0.1
                            147,992  +Interlogix, Inc.                               3,186,277       1,963,206    0.1
                            234,600  +Jack in the Box, Inc.                          4,860,809       5,029,238    0.4
                            331,600  +Linens 'n Things, Inc.                         7,946,966       8,455,800    0.6
                            205,000   Liz Claiborne, Inc.                            8,496,503       7,892,500    0.6
                            119,600  +MSC Industrial Direct Co., Inc. (Class A)      1,678,022       1,823,900    0.1
                            747,200  +McNaughton Apparel Group, Inc. (c)            10,131,919      12,235,400    0.9
                            812,400  +The Men's Warehouse, Inc.                     17,023,378      23,001,075    1.6
                          1,258,350  +Metromedia International Group, Inc.          12,398,347       4,706,229    0.3
                            254,440  +Midway Games, Inc.                             2,304,374       1,781,080    0.1
                            282,300  +Mohawk Industries, Inc.                        6,258,726       6,157,669    0.4
                            582,000  +Outback Steakhouse, Inc.                      13,902,102      15,786,750    1.1
                          1,121,700  +Panera Bread Company (Class A) (c)             7,525,064      23,415,488    1.6
                          1,264,300  +Paxson Communications Corporation             13,010,660      14,539,450    1.0
                          1,036,600   Pier 1 Imports, Inc.                           6,780,942      14,058,888    1.0
                            108,600  +QRS Corporation                                2,064,598       1,635,787    0.1
                          1,394,000  +SITEL Corporation                              9,744,698       4,094,875    0.3
                            275,000  +Sinclair Broadcast Group, Inc. (Class A)       3,059,375       3,007,813    0.2
                            509,200   Strayer Education, Inc.                       11,121,155      11,138,750    0.8
                            452,100  +THQ, Inc.                                      4,144,876      10,511,325    0.7
                             23,400  +Take-Two Interactive Software, Inc.              248,625         293,963    0.0
                            687,000  +Tech Data Corporation                         16,614,337      29,369,250    2.1
                          2,113,600  +WMS Industries, Inc. (c)                      17,117,233      47,556,000    3.3
                            140,400  +West TeleServices Corporation                  1,668,883       3,088,800    0.2
                                                                                   -----------     -----------   ----
                                                                                   260,600,285     334,376,318   23.5
-------------------------------------------------------------------------------------------------------------------------
Consumer Staples            259,000   Dean Foods Company                             6,375,784       8,611,750    0.6
                            191,300   Longs Drug Stores Corporation                  4,383,379       3,658,612    0.3
                            256,300  +Suiza Foods Corporation                        8,679,734      12,991,206    0.9
                                                                                   -----------     -----------   ----
                                                                                    19,438,897      25,261,568    1.8
-------------------------------------------------------------------------------------------------------------------------
Energy                       94,200  +Barrett Resources Corporation                  2,127,520       3,561,937    0.2
                            563,300  +Basin Exploration, Inc.                        7,948,646      10,984,350    0.8
                            191,300   Diamond Offshore Drilling, Inc.                5,617,791       7,843,300    0.6
                            150,600  +Evergreen Resources, Inc.                      3,326,488       5,233,350    0.4
                            259,722  +Louis Dreyfus Natural Gas Corp.                3,817,826      10,291,484    0.7
                            152,600  +Nuevo Energy Company                           3,043,950       2,804,025    0.2
                            158,800  +Plains Resources Inc.                          1,826,931       2,997,350    0.2
                            308,391   Plains Resources Inc. (b)                      1,806,983       5,820,880    0.4
                            309,250  +Tom Brown, Inc.                                3,017,615       7,576,625    0.5
                                                                                   -----------     -----------   ----
                                                                                    32,533,750      57,113,301    4.0
-------------------------------------------------------------------------------------------------------------------------
Financial Services           65,050   American National Insurance Company            4,792,822       4,155,069    0.3
                          1,152,700   Banknorth Group, Inc.                         18,986,273      20,604,512    1.5
                          1,394,000  +Billing Concepts Corp.                         8,731,709       4,443,375    0.3
                            515,400   Brandywine Realty Trust                        9,019,808      10,436,850    0.7
                            278,000   Camden Property Trust                          7,307,121       8,618,000    0.6
                            658,100   Capitol Federal Financial                      6,559,765       9,624,712    0.7
                          1,228,968   Charter One Financial, Inc.                   21,301,599      29,956,102    2.1
                             51,900  +Investment Technology Group, Inc.              1,182,616       2,072,756    0.1
                          1,683,800   Meditrust Companies                           12,184,520       4,946,163    0.4
                            560,200   National Data Corporation                     15,585,838      18,381,563    1.3
                            391,000   PXRE Group Limited                             8,096,612       6,158,250    0.4
                            351,400  +The Profit Recovery Group International,
                                      Inc.                                           5,900,645       3,470,075    0.2
                            202,100   Roslyn Bancorp, Inc.                           3,478,444       4,521,988    0.3
                            329,200   Scottish Annuity & Life Holdings, Ltd.         4,515,650       3,045,100    0.2
                          1,384,000  +United Rentals, Inc.                          24,729,057      33,389,000    2.4
                                                                                   -----------     -----------   ----
                                                                                   152,372,479     163,823,515   11.5
-------------------------------------------------------------------------------------------------------------------------


                                   16 & 17

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

Master Small Cap Value Trust (continued)

                             Shares                                                                            Percent of
Sector*                       Held                         Stocks                      Cost           Value    Net Assets
=========================================================================================================================
Healthcare                1,429,500  +Caremark Rx, Inc.                           $  7,097,897   $  16,081,875    1.1%
                            328,000  +Closure Medical Corporation                    5,814,280       8,261,500    0.6
                            573,600  +Covance, Inc.                                  8,603,854       4,696,350    0.3
                            296,600  +INAMED Corporation                             9,305,937       8,341,875    0.6
                            314,000  +Isis Pharmaceuticals, Inc.                     3,708,791       3,611,000    0.3
                            516,200   Mentor Corporation                             9,025,173       8,130,150    0.6
                            610,200  +Nabi                                           3,937,002       4,271,400    0.3
                            202,300  +Novoste Corporation                            6,602,643       8,597,750    0.6
                            518,100  +Orthodontic Centers of America, Inc.           5,913,097      17,259,206    1.2
                            148,000   Owens & Minor, Inc.                            2,599,454       2,331,000    0.2
                            456,000  +Patterson Dental Company                       9,023,154      10,260,000    0.7
                            154,800  +Pharmaceutical Product Development, Inc.       2,004,400       4,111,875    0.3
                             98,900  +Quintiles Transnational Corp.                  1,343,229       1,576,219    0.1
                            177,200  +Vical, Incorporated                            4,001,951       4,585,050    0.3
                                                                                   -----------     -----------   ----
                                                                                    78,980,862     102,115,250    7.2
-------------------------------------------------------------------------------------------------------------------------
Materials & Processing    1,046,400   AK Steel Holding Corporation                  14,336,343       9,810,000    0.7
                            506,800   A.M. Castle & Company                          8,676,896       4,877,950    0.3
                            278,900  +Airgas, Inc.                                   2,103,759       1,900,006    0.1
                            519,400   Boise Cascade Corporation                     14,730,143      13,796,562    1.0
                             62,700   Carpenter Technology Corporation               1,504,931       1,826,137    0.1
                            359,300   Commonwealth Industries, Inc.                  5,075,131       1,998,606    0.1
                            900,500   Corn Products International, Inc.             21,502,128      20,486,375    1.4
                            456,500   Gibraltar Steel Corporation                    8,343,793       7,532,250    0.5
                            848,500   Intermet Corporation                          11,221,789       6,151,625    0.4
                            121,000   Kaydon Corp.                                   3,249,434       2,783,000    0.2
                            251,500  +Novamerican Steel, Inc.                        2,912,596       2,137,750    0.2
                            642,100  +Paxar Corporation                              8,073,661       5,738,769    0.4
                            641,700   Quanex Corporation                            13,574,406      12,232,406    0.9
                            522,800   Rock-Tenn Company (Class A)                    6,192,610       5,195,325    0.4
                          1,569,081   Ryerson Tull, Inc. (c)                        26,496,832      14,808,202    1.0
                            714,900  +Shiloh Industries, Inc.                        9,909,349       5,183,025    0.4
                          1,060,100  +Unifi, Inc.                                   12,367,232      10,799,769    0.8
                          2,391,200   Watsco, Inc. (c)                              27,129,836      24,605,448    1.7
                            669,400  +Wolverine Tube, Inc. (c)                      11,260,517       9,957,325    0.7
                            863,610  +Zemex Corporation (c)                          7,282,851       6,369,124    0.5
                                                                                   -----------     -----------   ----
                                                                                   215,944,237     168,189,654   11.8
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous             1,331,500  +Mercer International, Inc. (c)                15,768,762      10,069,469    0.7
-------------------------------------------------------------------------------------------------------------------------
Producer Durables           529,500  +ANTEC Corporation                             17,075,727      15,620,250    1.1
                            633,100   Applied Industrial Technologies, Inc.         10,981,741      10,960,544    0.8
                            442,000  +BE Aerospace, Inc.                             3,169,273       7,127,250    0.5
                            638,277   BHA Group Holdings, Inc. (c)                   7,083,102       9,095,447    0.6
                            846,900  +Brown & Sharpe Manufacturing Company
                                      (Class A) (c)                                 10,624,240       3,493,462    0.3
                            468,100  +Com21, Inc.                                    7,720,797       6,319,350    0.4
                            808,800  +Comdial Corporation (c)                        4,965,675       1,642,875    0.1
                            166,800  +DONCASTERS PLC (ADR) (a)                       1,203,203       3,377,700    0.2
                          2,350,800  +Danka Business Systems PLC (ADR) (a)          15,370,687       3,599,663    0.3
                            598,500   Oakwood Homes Corporation                     11,219,065         897,750    0.1
                            218,000   The Ryland Group, Inc.                         3,345,065       6,758,000    0.5
                            179,630  +Toll Brothers, Inc.                            3,456,533       6,174,781    0.4
                            180,400  +Triumph Group, Inc.                            4,514,694       6,471,850    0.5
                                                                                   -----------     -----------   ----
                                                                                   100,729,802      81,538,922    5.8
-------------------------------------------------------------------------------------------------------------------------
Technology                  257,400  +ANADIGICS, Inc.                                6,897,591       5,694,975    0.4
                            285,400  +American Management Systems, Incorporated      6,595,511       4,905,313    0.3
                            543,700  +Anixter International, Inc.                    7,483,122      15,835,262    1.1
                            535,450  +C.P. Clare Corporation (c)                     4,490,184       2,309,128    0.2
                            683,800  +ESCO Technologies Inc.                        11,672,171      11,966,500    0.8
                            454,900  +Electronics for Imaging, Inc.                 10,727,861      11,486,225    0.8
                          1,162,600  +FileNET Corporation                           23,431,908      21,144,788    1.5
                            253,600  +Harmonic, Inc.                                 6,786,081       6,086,400    0.4
                            369,000  +II-VI, Incorporated                            6,148,696       6,889,922    0.5
                            358,753  +InterVoice-Bright, Inc.                        3,560,329       3,766,907    0.3
                            815,000  +JDA Software Group, Inc.                      13,155,349      10,391,250    0.7
                            577,800  +Mentor Graphics Corporation                    5,580,857      13,614,413    1.0
                          1,361,000  +NetManage, Inc.                                3,267,125       2,892,125    0.2
                            112,400  +Network Associates, Inc.                       2,506,488       2,543,050    0.2
                            235,940  +Nu Horizons Electronics Corp.                  1,910,534       6,562,081    0.5
                            474,970  +PeopleSoft, Inc.                               4,852,979      13,269,474    0.9
                            588,600  +Planar Systems, Inc. (c)                       5,681,645      10,962,675    0.8
                          1,223,000  +Sensormatic Electronics Corporation           15,872,000      18,345,000    1.3
                          1,964,500  +Structural Dynamics Research
                                      Corporation (c)                               24,949,646      32,168,688    2.3
                            364,650  +Sybase, Inc.                                   3,168,199       8,386,950    0.6
                          1,477,200  +Sykes Enterprises, Incorporated               22,977,841       7,939,950    0.5
                            443,575   TALX Corporation (c)                           3,308,463      11,422,056    0.8
                            552,700  +Transaction Systems Architects, Inc.
                                      (Class A)                                     12,028,841       8,981,375    0.6
                                                                                   -----------     -----------   ----
                                                                                   207,053,421     237,564,507   16.7
-------------------------------------------------------------------------------------------------------------------------
Utilities                   310,000  +Boston Communications Group, Inc.              3,878,897       5,967,500    0.4
-------------------------------------------------------------------------------------------------------------------------
                                      Total Stocks                               1,152,028,834   1,236,902,326   87.0
=========================================================================================================================

                              Face
                             Amount        Short-Term Securities
=========================================================================================================================
Commercial Paper**      $20,240,000   AEP Inc., 6.50% due 10/16/2000                20,181,529      20,181,529    1.4
                          2,958,000   CSW Credit, Inc., 6.50% due 10/16/2000         2,949,455       2,949,455    0.2


                                   18 & 19

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Small Cap Value Trust (concluded)

                         Face                                                                                  Percent of
                         Amount                 Short-Term Securities                Cost             Value    Net Assets
=========================================================================================================================
Commercial Paper**      $10,000,000   Gannett Company, 6.49% due 10/05/2000     $    9,990,986  $    9,990,986    0.7%
(concluded)              64,075,000   General Motors Acceptance Corp.,
                                      6.75% due 10/02/2000                          64,050,972      64,050,972    4.5
                         20,000,000   Target Corporation, 6.48% due 10/11/2000      19,960,400      19,960,400    1.4
                         20,000,000   Transamerica Finance Corporation,
                                      6.51% due 10/27/2000                          19,902,350      19,902,350    1.4
-------------------------------------------------------------------------------------------------------------------------
US Government            20,119,000   Federal Home Loan Banks, 6.40% due
Agency Obligations**                  10/06/2000                                    20,097,540      20,097,540    1.4
                                      Freddie Mac Participation Certificates:
                         15,000,000      6.44% due 10/03/2000                       14,991,950      14,991,950    1.1
                         25,000,000      6.40% due 10/17/2000                       24,924,444      24,924,444    1.8
-------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities                  197,049,626     197,049,626   13.9
=========================================================================================================================
Total Investments                                                               $1,349,078,460   1,433,951,952  100.9
                                                                                ==============
Liabilities in Excess
   of Other Assets                                                                                 (12,378,258)  (0.9)
                                                                                                --------------  -----
Net Assets                                                                                      $1,421,573,694  100.0%
                                                                                                ==============  =====
=========================================================================================================================

+     Non-income producing security.
* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                  Net Share       Net         Dividend
   Sector                     Affiliate                           Activity        Cost         Income
-------------------------------------------------------------------------------------------------------------------------
Auto & Transportation         Keystone Automotive Industries,
                              Inc.                                     --            --          +
-------------------------------------------------------------------------------------------------------------------------
Consumer                      BI, Incorporated                         --            --          +
Discretionary                 McNaughton Apparel Group, Inc.           --            --          +
                              Panera Bread Company (Class A)           --            --          +
                              WMS Industries, Inc.                411,100      $3,545,278        +
-------------------------------------------------------------------------------------------------------------------------
Materials & Processing        Ryerson Tull, Inc.                       --            --          +
                              Watsco, Inc.                             --            --          +
                              Wolverine Tube, Inc.                500,300       7,606,262        +
                              Zemex Corporation                        --            --          +
-------------------------------------------------------------------------------------------------------------------------
Miscellaneous                 Mercer International, Inc.               --            --          +
-------------------------------------------------------------------------------------------------------------------------
Producer Durables             BHA Group Holdings, Inc.                 --            --          +
                              Brown & Sharpe Manufacturing
                               Company (Class A)                       --            --          +
                              Comdial Corporation                      --            --          +
-------------------------------------------------------------------------------------------------------------------------
Technology                    C.P. Clare Corporation              (60,000)       (534,768)       +
                              II-VI, Incorporated                 369,000       6,148,696        +
                              Planar Systems, Inc.                300,000       3,134,677        +
                              Structural Dynamics
                               Research Corporation               300,100       3,852,817        +
                              TALX Corporation                     25,325       7,976,804  $12,098
-------------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER SMALL CAP
VALUE TRUST     As of September 30, 2000
=========================================================================================================================
Assets:         Investments, at value (identified cost--$1,349,078,460) ........                 $1,433,951,952
                Receivables:
                  Securities sold ..............................................  $  5,218,317
                  Contributions ................................................     4,019,744
                  Dividends ....................................................       401,525        9,639,586
                                                                                  ------------
                Prepaid expenses and other assets ..............................                        409,645
                                                                                                  -------------
                Total assets ...................................................                  1,444,001,183
                                                                                                  -------------
=========================================================================================================================
Liabilities:    Payables:
                  Securities purchased .........................................    18,992,489
                  Withdrawals ..................................................     1,803,401
                  Custodian bank ...............................................     1,067,104
                  Investment adviser ...........................................       556,046       22,419,040
                                                                                  ------------
                Accrued expenses and other liabilities .........................                          8,449
                                                                                                  -------------
                Total liabilities ..............................................                     22,427,489
                                                                                                  -------------
=========================================================================================================================
Net Assets:     Net assets .....................................................                 $1,421,573,694
                                                                                                  =============
=========================================================================================================================
Net Assets      Partners' capital ..............................................                 $1,336,700,202
Consist of:     Unrealized appreciation on investments--net ....................                     84,873,492
                                                                                                  -------------
                Net assets .....................................................                 $1,421,573,694
                                                                                                  =============
=========================================================================================================================

      See Notes to Financial Statements.


                                     20 & 21

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

STATEMENT OF OPERATIONS

MASTER SMALL CAP
VALUE TRUST     For the Period September 1, 2000+ to September 30, 2000
=========================================================================================================================
Investment      Interest and discount earned ...................................                   $    890,800
Income:         Dividends ......................................................                        532,240
                                                                                                   ------------
                Total income ...................................................                      1,423,040
                                                                                                   ------------
=========================================================================================================================
Expenses:       Investment advisory fees .......................................  $    584,943
                Accounting services ............................................        17,864
                Custodian fees .................................................        10,581
                Professional fees ..............................................         3,379
                Offering costs .................................................         1,602
                Trustees' fees and expenses ....................................           859
                Pricing fees ...................................................           134
                Other ..........................................................         1,831
                                                                                  ------------
                Total expenses .................................................                        621,193
                                                                                                   ------------
                Investment income--net .........................................                        801,847
                                                                                                   ------------

=========================================================================================================================
Realized &      Realized gain from investments--net ............................                     20,594,529
Unrealized      Unrealized appreciation on investments--net ....................                     84,873,492
Gain on                                                                                            ------------
Investments     Net Increase in Net Assets Resulting from Operations ...........                   $106,269,868
--Net:                                                                                             ============
=========================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  For the Period
MASTER SMALL CAP                                                                                Sept. 1, 2000+ to
VALUE TRUST     Increase (Decrease) in Net Assets:                                               Sept. 30, 2000
=========================================================================================================================
Operations:     Investment income--net .........................................                 $      801,847
                Realized gain on investments--net ..............................                     20,594,529
                Unrealized appreciation on investments--net ....................                     84,873,492
                                                                                                 --------------
                Net increase in net assets resulting from operations ...........                    106,269,868
                                                                                                 --------------
=========================================================================================================================
Net Capital     Increase in net assets derived from net capital contributions ..                  1,315,203,726
Contributions:                                                                                   --------------
=========================================================================================================================
Net Assets:     Total increase in net assets ...................................                  1,421,473,594
                Beginning of period ............................................                        100,100
                                                                                                 --------------
                End of period ..................................................                 $1,421,573,694
                                                                                                 ==============
=========================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                  For the Period
MASTER SMALL    The following ratios have been derived from                                     Sept. 1, 2000+ to
CAP VALUE TRUST information provided in the financial statements.                                Sept. 30, 2000
=========================================================================================================================
Ratios to       Expenses .......................................................                            .55%*
Average                                                                                           =============
Net Assets:     Investment income--net .........................................                            .71%*
                                                                                                  =============
=========================================================================================================================
Supplemental    Net assets, end of period (in thousands) .......................                  $   1,421,574
Data:                                                                                             =============
                Portfolio turnover .............................................                           7.32%
                                                                                                  =============
=========================================================================================================================

+     Commencement of operations.
*     Annualized.

      See Notes to Financial Statements.


                                     22 & 23

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP
VALUE TRUST

1. Significant Accounting Policies:

Master Small Cap Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Trust is authorized to write put and covered call options and purchase put and call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters such contracts.

o Foreign currency options and futures--The Trust may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Custodian bank--The Trust recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average net assets not exceeding $1 billion, .475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .45% of average daily net assets in excess of $1.5 billion.

In addition, MLPF&S received $10,618 in commissions on the execution of portfolio security transactions for the Trust for the period September 1, 2000 to September 30, 2000.

Accounting services are provided to the Trust by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments: Purchases and sales of investments, excluding short-term securities, for the period September 1, 2000 to September 30, 2000 were $87,032,829 and $89,999,011, respectively.

Net realized gains for the period September 1, 2000 to September 30, 2000 and net unrealized gains as of September 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                    Realized     Unrealized
                                      Gains        Gains
--------------------------------------------------------------------------------
  Long-term investments ........  $20,594,529  $ 84,873,492
                                  -----------  ------------
  Total ........................  $20,594,529  $ 84,873,492
                                  ===========  ============
--------------------------------------------------------------------------------

As of September 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $84,873,492, of which $285,872,752 related to appreciated securities and $200,999,260 related to depreciated securities. At September 30, 2000, the aggregate cost of investments for Federal income tax purposes was $1,349,078,460.

4. Short-Term Borrowings:

On September 1, 2000, the Trust became party to a $1,000,000,000 credit agreement dated December 3, 1999


                                     24 & 25

                    Merrill Lynch Small Cap Value Fund, Inc., September 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER SMALL CAP
VALUE TRUST

among certain other funds managed by FAM and its affiliates, Bank of America, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Trust did not borrow under the facility during the period September 1, 2000 to September 30, 2000.

PORTFOLIO INFORMATION

As of September 30, 2000

                                                 Percent of
Top Ten Equity Holdings                          Net Assets
WMS Industries, Inc. ............................    3.3%
United Rentals, Inc. ............................    2.4
Structural Dynamics Research Corporation ........    2.3
Charter One Financial, Inc. .....................    2.1
Tech Data Corporation ...........................    2.1
Watsco, Inc. ....................................    1.7
Panera Bread Company (Class A) ..................    1.6
The Men's Warehouse, Inc. .......................    1.6
FileNET Corporation .............................    1.5
Banknorth Group, Inc. ...........................    1.5

                                                 Percent of
Sectors Represented in the Portfolio             Net Assets
Consumer Discretionary ..........................   23.5%
Technology ......................................   16.7
Materials & Processing ..........................   11.8
Financial Services ..............................   11.5
Healthcare ......................................    7.2
Producer Durables ...............................    5.8
Energy ..........................................    4.0
Auto & Transportation ...........................    3.6
Consumer Staples ................................    1.8
Miscellaneous ...................................    0.7
Utilities .......................................    0.4


                                     26 & 27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Small Cap Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10253--9/00

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